Commissions and Banking fees - Schedule of Commissions and Banking fees (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Banking Service Fees [Abstract]
Credit and debit cards	R$ 16,051	R$ 13,813	R$ 15,619
Current account services	7,803	8,002	7,969
Asset management	7,177	6,951	6,322
Funds	6,545	6,316	5,702
Consortia	632	635	620
Credit operations and financial guarantees provided	2,511	2,298	2,418
Credit operations	1,307	964	1,048
Financial guarantees provided	1,204	1,334	1,370
Collection services	2,020	1,897	1,831
Advisory services and brokerage	3,579	2,891	2,509
Custody services	605	573	501
Other	2,578	2,132	1,863
Total	R$ 42,324	R$ 38,557	R$ 39,032